Other Accounts Receivable and Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2017
Other Accounts Receivable and Prepaid Expenses [Abstract]
Summary of other accounts receivable and prepaid expenses
	December 31,
	2016	2017
Government departments	$15,097	$16,494
Employees	365	619
Prepaid expenses and advances to suppliers	22,634	26,597
Restricted deposits	2,405	22
Related Parties	1,865	273
Other	3,312	910
Total	$45,678	$44,915